Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Commitments [Line Items]
Programming and talent commitments	$ 10,414
Purchase obligations	790
Future minimum sublease income	47
Outstanding letters of credit and surety bonds	99
Continuing Operations [Member]
Other Commitments [Line Items]
Rent expense	181	$ 167	$ 174
Discontinued Operations [Member]
Other Commitments [Line Items]
Rent expense	32	$ 36	$ 37
Sports programming rights commitments [Member]
Other Commitments [Line Items]
Programming and talent commitments	7,300
Production and licensing of television and film programming [Member]
Other Commitments [Line Items]
Programming and talent commitments	2,440
Talent contracts [Member]
Other Commitments [Line Items]
Programming and talent commitments	$ 672